WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Municipal Bonds - 98.3%
Alabama - 1.9%
Black Belt Energy Gas District, AL, Gas Supply Revenue, Series A	4.000%	12/1/23	$5,000,000	$5,387,750	(a)(b)
Southeast Alabama Gas Supply District, Gas Supply Revenue:
LIBOR, Project #2, Series B	1.100%	6/1/24	1,500,000	1,420,800	(a)(b)
SIFMA Index, Project #1, Series C, (SIFMA Municipal Swap Index Yield + 0.650%)	0.790%	4/1/24	9,000,000	8,597,700	(a)(b)

Total Alabama				15,406,250

Alaska - 0.5%
Borough of North Slope, AK, GO, Series A	5.000%	6/30/24	3,505,000	3,672,259

Arizona - 4.0%
Arizona IDA Revenue:
Lincoln South Beltway Project, Series 2020	5.000%	2/1/23	2,250,000	2,482,898
Lincoln South Beltway Project, Series 2020	5.000%	8/1/23	2,500,000	2,803,825
Chandler, AZ, IDA Revenue:
Intel Corp. Project	2.700%	8/14/23	4,510,000	4,721,744	(a)(b)(c)
Intel Corp. Project	5.000%	6/3/24	3,880,000	4,456,374	(a)(b)(c)
Glendale, AZ, Transportation Excise Tax Revenue, Refunding, AGM	5.000%	7/1/28	5,180,000	6,300,745
Maricopa County, AZ, IDA:
Banner Health Obligation, Series B, Refunding	0.520%	10/18/22	2,435,000	2,399,595	(a)(b)
Solid Waste Disposal Revenue, Waste Management Inc. Project	3.375%	6/3/24	4,965,000	5,050,348	(a)(b)(c)
State of Arizona Lottery Revenue, Refunding	5.000%	7/1/23	3,500,000	3,994,620

Total Arizona				32,210,149

California - 1.2%
California State Infrastructure & Economic Development Bank Revenue, California Academy of Sciences, Refunding (1 mo. LIBOR x 0.700 + 0.380%)	0.502%	8/1/21	1,750,000	1,717,100	(a)(b)
California State MFA Revenue:
Second Lien Qualified Obligations, Anaheim System Distribution Facilities, (SIFMA Municipal Swap Index Yield + 0.350%)	0.490%	12/1/20	1,100,000	1,100,000	(a)(b)
Senior Lien, Linxs APM Project	5.000%	6/30/26	300,000	341,760	(c)
Waste Management Inc. Project, Series A	1.300%	2/3/25	1,600,000	1,562,912	(a)(b)(d)
California State, GO, Series D, (SIFMA Municipal Swap Index Yield + 0.290%)	0.430%	12/1/20	350,000	349,184	(a)(b)

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2020 Quarterly Report	1

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Long Beach, CA, Harbor Revenue, Series B, Refunding	5.000%	5/15/23	$2,000,000	$2,233,920	(c)
Stockton, CA, PFA Wastewater Revenue, Bond Anticipation Notes, Series 2019	1.400%	6/1/22	750,000	748,635
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/21	1,000,000	1,036,920
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/23	700,000	773,248

Total California				9,863,679

Colorado - 3.0%
Adams and Arapahoe Counties, CO, Joint School District #28, GO, State Aid Withholding, Joint Refunding	5.000%	12/1/26	6,135,000	6,834,942
City & County of Denver, CO, Airport System Revenue:
Series A	5.000%	11/15/24	6,250,000	6,822,125	(c)
Series D	5.000%	11/15/22	2,500,000	2,738,425	(a)(b)
Subordinated Series A	5.500%	11/15/27	2,480,000	2,816,288	(c)
Colorado State Health Facilities Authority Revenue, Commonspirit Health Initiatives, Series B-1, Refunding	5.000%	8/1/25	4,750,000	5,347,123	(a)(b)

Total Colorado				24,558,903

Connecticut - 5.0%
Bridgeport, CT, GO:
Series D, AGM, Prerefunded	5.000%	8/15/21	285,000	301,425	(e)
Series D, AGM, Prerefunded	5.000%	8/15/22	355,000	392,268	(e)
Series D, AGM, Unrefunded	5.000%	8/15/21	715,000	753,710
Series D, AGM, Unrefunded	5.000%	8/15/22	885,000	968,535
Connecticut State, GO:
Series A	1.040%	3/1/23	1,600,000	1,605,200	(b)
Series A	1.090%	3/1/24	2,215,000	2,219,784	(b)
Series B	5.000%	4/15/25	2,500,000	2,673,625
Series C	5.000%	6/15/23	750,000	840,023
Series E	5.000%	9/15/23	4,500,000	4,906,170
Series E	5.000%	9/15/26	3,750,000	4,051,537

See Notes to Schedule of Investments.

2	Western Asset Short Duration Municipal Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - continued
SIFMA Index, Series B, (SIFMA Municipal Swap Index Yield + 1.050%)	1.190%	3/1/23	$4,325,000	$4,356,659	(b)
Connecticut State, Special Tax Revenue:
Series A, Transportation Infrastructure Purpose	5.000%	9/1/29	5,000,000	5,997,200
Series B, Transportation Infrastructure Purpose	5.000%	1/1/24	3,340,000	3,668,790
Series B, Transportation Infrastructure Purpose	5.000%	1/1/25	5,440,000	5,956,528
New Haven, CT, GO, Series A, AGM	5.000%	8/1/25	1,200,000	1,378,116

Total Connecticut				40,069,570

Florida - 2.3%
Broward County, FL, Airport System Revenue:
Series P-1, Refunding	5.000%	10/1/23	1,275,000	1,383,745	(c)
Series P-1, Refunding	5.000%	10/1/26	3,600,000	3,964,248	(c)(f)
Broward County, FL, Port Facilities Revenue:
Series B	5.000%	9/1/22	2,010,000	2,119,706	(c)(f)
Series B	5.000%	9/1/22	990,000	1,027,521	(c)
Escambia County, FL, Gulf Power Co. Project	1.800%	11/19/20	1,150,000	1,156,865	(a)(b)
Jacksonville, FL, Revenue, Series 2012, Sales Tax Refunding	5.000%	10/1/27	4,700,000	5,089,536
Okeechobee County, FL, Disposal Waste Management Landfill	1.550%	7/1/21	2,200,000	2,214,630	(a)(b)
Saint Johns County, FL, School Board, COP, Refunding	5.000%	7/1/21	1,500,000	1,573,650

Total Florida				18,529,901

Georgia - 0.6%
Burke County, GA, Development Authority, PCR, Georgia Power Co. Plant Vogtle Project	2.350%	12/11/20	3,925,000	3,944,075	(a)(b)
Monroe County, GA, Development Authority, PCR, Georgia Power Co. Plant Scherer Project	2.250%	7/1/25	1,000,000	1,020,470

Total Georgia				4,964,545

Hawaii - 0.7%
Hawaii State Airports System Revenue, Refunding	5.000%	7/1/23	5,500,000	5,735,015	(c)

Illinois - 9.5%
Chicago, IL, O’Hare International Airport Revenue:
General, Senior Lien, Series A, Refunding	5.000%	1/1/25	4,000,000	4,201,160	(c)
General, Senior Lien, Series B, Refunding	5.000%	1/1/25	3,000,000	3,150,870	(c)

See Notes to Schedule of Investments.

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WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
General, Senior Lien, Series B, Refunding	5.000%	1/1/26	$5,100,000	$5,535,387
General, Senior Lien, Series D, Refunding	5.000%	1/1/22	1,600,000	1,685,072	(c)
Series C	5.000%	1/1/23	1,035,000	1,124,724	(c)
Chicago, IL, Park District, GO:
Limited Tax, Series B, Refunding	5.000%	1/1/25	3,490,000	3,864,966
Series C, Refunding	5.000%	1/1/24	2,750,000	2,861,595
Chicago, IL, Waterworks Revenue:
Second Lien, Refunding	5.000%	11/1/21	1,155,000	1,208,835
Second Lien, Refunding	5.000%	11/1/21	1,425,000	1,491,419
Illinois State Finance Authority Revenue:
Series 2019, Refunding	0.752%	9/1/22	3,465,000	3,420,024	(a)(b)
University of Chicago Medical Center	5.000%	8/15/24	1,995,000	2,010,322
Illinois State, GO:
Series 2012, Refunding	5.000%	8/1/24	2,515,000	2,540,502
Series 2016	5.000%	11/1/23	2,905,000	2,966,034
Series D	5.000%	11/1/21	21,550,000	21,839,632
Series D	5.000%	11/1/27	3,090,000	3,147,350
Regional Transportation Authority, GO, Series A, NATL	5.500%	7/1/22	1,500,000	1,630,905
Sales Tax Securitization Corp.:
Second Lien, Series A	5.000%	1/1/25	2,000,000	2,235,080
Series A	5.000%	1/1/26	6,500,000	7,371,845
University of Illinois Revenue, Auxiliary Facilities System, Series A, Refunding	5.000%	4/1/23	4,000,000	4,390,640

Total Illinois				76,676,362

Indiana - 4.1%
Indiana State Finance Authority Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	1,320,000	1,369,870	(a)(b)
Indianapolis, IN, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Series D, Refunding	5.000%	1/1/26	2,800,000	3,245,284	(c)
Whiting, IN, Environmental Facilities Revenue:
BP Products North America Inc. Project	5.000%	11/1/22	11,000,000	11,733,370	(a)(b)(c)
BP Products North America Inc. Project	5.000%	3/1/23	7,500,000	8,052,450	(a)(b)(c)
BP Products North America Inc. Project	5.000%	11/1/24	4,500,000	5,001,120	(a)(b)(c)
BP Products North America Inc. Project, Refunding	5.000%	6/5/26	3,000,000	3,437,610	(a)(b)(c)

Total Indiana				32,839,704

See Notes to Schedule of Investments.

4	Western Asset Short Duration Municipal Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Iowa - 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	$750,000	$742,800

Kansas - 2.2%
Kansas State Department of Transportation Highway Revenue:
Series C-2	0.609%	9/1/22	1,750,000	1,732,587	(b)
Series C-3	0.659%	9/1/23	16,000,000	15,751,040	(b)

Total Kansas				17,483,627

Kentucky - 6.8%
Ashland, KY:
Ashland Hospital Corp., Refunding	5.000%	2/1/23	600,000	649,968
Ashland Hospital Corp., Refunding	5.000%	2/1/24	575,000	638,785
Carroll County, KY, Environmental Facilities Revenue, Kentucky Utilities Co. Project, Series A, Refunding	1.200%	6/1/21	7,250,000	7,204,325	(a)(b)(c)
Kentucky Asset Liability Commission:
Series B, NATL	0.980%	11/1/21	6,725,000	6,661,852	(b)
Series B, NATL	1.010%	11/1/25	1,750,000	1,681,260	(b)
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	2,000,000	2,182,360	(a)(b)
Series C	4.000%	6/1/25	22,170,000	24,165,965	(a)(b)
Louisville & Jefferson County, KY, Metropolitan Government, PCR, Series A	1.850%	4/1/21	2,500,000	2,522,925	(a)(b)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc., Series C	5.000%	10/1/26	2,000,000	2,327,180	(a)(b)
Mercer County, KY, Kentucky Utilities Co. Project, Series A	1.300%	5/1/23	6,900,000	7,067,601	(c)

Total Kentucky				55,102,221

Louisiana - 0.6%
Louisiana State Offshore Terminal Authority Revenue, Deep Water Port Bonds, Series C	1.650%	12/1/23	3,450,000	3,409,255	(a)(b)
St. John the Baptist Parish, LA, State Revenue, Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	1,400,000	1,229,648	(a)(b)

Total Louisiana				4,638,903

Massachusetts - 1.4%
Massachusetts State DFA Revenue, Wellforce Issue, Series A	5.000%	7/1/22	400,000	430,556

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2020 Quarterly Report	5

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - continued
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/22	$1,500,000	$1,621,035	(c)
Series C	5.000%	7/1/25	5,185,000	6,096,679	(c)
Series C	5.000%	7/1/26	2,500,000	2,994,525	(c)

Total Massachusetts				11,142,795

Michigan - 1.5%
Avondale School District, MI, GO, Series A, Refunding	5.000%	5/1/27	2,000,000	2,572,780
Michigan State Finance Authority Revenue, Detroit Regional Convention Authority, Series H-1, Refunding	5.000%	10/1/21	1,300,000	1,319,162
University of Michigan Revenue, Series E	0.490%	4/1/22	3,000,000	2,975,310	(a)(b)
Wayne County, MI, Airport Authority Airport Revenue, Series A, Refunding	5.000%	12/1/22	4,645,000	4,870,933	(c)

Total Michigan				11,738,185

Montana - 0.6%
Montana State Board of Regents Higher Education Revenue, Montana State University, Series F, Refunding	0.590%	9/1/23	1,900,000	1,874,958	(a)(b)
Montana State Facility Finance Authority Revenue, Billings Clinic Obligation, Refunding	0.690%	8/15/23	2,915,000	2,873,957	(a)(b)

Total Montana				4,748,915

Nevada - 0.6%
Sparks, NV:
Tourism Improvement, Senior Sales Tax Anticipation Revenue, Series A, Refunding	2.500%	6/15/24	1,200,000	1,169,760	(d)
Tourism Improvement, Senior Sales Tax Anticipation Revenue, Series A, Refunding	2.750%	6/15/28	2,750,000	2,571,607	(d)
Washoe County, NV, Water Facilities Revenue, Series E, Refunding	2.050%	4/15/22	1,500,000	1,525,455	(a)(b)(c)

Total Nevada				5,266,822

New Jersey - 8.5%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Series 2014	5.000%	11/1/20	1,000,000	1,008,540
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Subordinate, Series A, BAM, Refunding	5.000%	7/1/27	5,450,000	6,065,687
Natural Gas Facilities Revenue, Series C, Refunding	2.450%	4/1/26	2,250,000	2,382,098	(a)(c)

See Notes to Schedule of Investments.

6	Western Asset Short Duration Municipal Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
School Facilities Construction, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.550%)	1.690%	9/1/27	$1,600,000	$1,548,896	(b)
School Facilities Construction, Series GG, Refunding	5.250%	9/1/26	4,430,000	4,565,026
School Facilities Construction, Series NN, Refunding	5.000%	3/1/22	1,930,000	1,981,531
New Jersey State Transportation Trust Fund Authority Revenue:
Series AA	5.000%	6/15/26	5,595,000	5,811,023
Transportation Program Notes, Series BB-2, (SIFMA Municipal Swap Index Yield + 1.200%)	1.340%	12/15/21	15,950,000	15,948,245	(a)(b)
Transportation System, Series A, AGM, Refunding	5.250%	12/15/23	3,500,000	3,778,950
Transportation System, Series A, Refunding	5.000%	12/15/23	1,970,000	2,066,274
New Jersey State Turnpike Authority Revenue:
Series C-4, Refunding	0.959%	1/1/24	4,000,000	3,901,800	(b)
Series D-1, Refunding	0.960%	1/1/24	15,000,000	14,631,750	(b)
Series D-3, Refunding	0.860%	1/1/23	2,500,000	2,456,150	(b)
Tobacco Settlement Financing Corp., NJ, Revenue, Senior, Series A, Refunding	5.000%	6/1/21	1,600,000	1,659,264
Township of Florence, NJ, Series A	1.750%	1/15/21	250,450	252,862

Total New Jersey				68,058,096

New Mexico - 0.7%
Farmington, NM, PCR, Public Service Co. of New Mexico, Refunding	1.875%	10/1/21	5,390,000	5,372,644	(a)(b)

New York - 9.0%
Long Island, NY, Power Authority Electric System Revenue:
LIBOR Floating Rate, Series C, Refunding, (0.700 x 1 mo. USD LIBOR + 0.750%)	1.009%	10/1/23	4,000,000	3,951,760	(a)(b)
LIBOR Floating Rate, Series C, Refunding, (0.700 x 1 mo. USD LIBOR + 0.750%)	1.009%	10/1/23	4,500,000	4,445,730	(a)(b)
Series B, Refunding	1.650%	9/1/24	3,000,000	2,998,590	(a)(b)
MTA, NY, Revenue:
Series B-2A, BAN	5.000%	5/15/21	1,255,000	1,271,993
Subseries D-2, (SIFMA Municipal Swap Index Yield + 0.450%)	0.590%	11/15/22	5,500,000	5,251,510	(a)(b)

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2020 Quarterly Report	7

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
New York State Thruway Authority Revenue:
Series K, Refunding	5.000%	1/1/28	$5,490,000	$6,371,145
Series K, Refunding	5.000%	1/1/30	1,665,000	1,921,826
New York State Transportation Development Corp., Special Facilities Revenue, American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/21	16,200,000	16,076,880	(c)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 169	5.000%	10/15/24	5,985,000	6,266,774	(c)
Consolidated Series 177	5.000%	7/15/22	2,825,000	3,063,204	(c)
Consolidated Series 195	5.000%	10/1/21	4,475,000	4,714,010	(c)
Consolidated Series 195	5.000%	10/1/25	3,235,000	3,835,869	(c)
Consolidated Series 207	5.000%	9/15/25	10,145,000	12,017,158	(c)

Total New York				72,186,449

North Carolina - 1.0%
North Carolina State HFA Revenue, Series A, Refunding	2.000%	1/1/22	1,795,000	1,837,075	(c)
North Carolina State Turnpike Authority Revenue:
Senior Lien, Refunding	5.000%	1/1/21	410,000	420,754
Senior Lien, Refunding	5.000%	1/1/22	1,100,000	1,177,825
Senior Lien, Refunding	5.000%	1/1/23	800,000	851,992
Senior Lien, Refunding	5.000%	1/1/25	500,000	551,950
University of North Carolina at Chapel Hill, General Revenue, Series A, Refunding	0.598%	12/1/21	3,000,000	2,974,530	(a)(b)

Total North Carolina				7,814,126

Ohio - 1.5%
American Municipal Power Inc., OH, Revenue, Prairie State Energy Campus Project, Series A, Refunding	2.300%	2/15/22	1,300,000	1,304,849	(a)(b)
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series D, Refunding	2.100%	10/1/24	3,500,000	3,505,635	(a)(b)(c)
Ohio State Higher Educational Facility Revenue, Series A, Refunding	0.679%	4/1/22	2,750,000	2,723,132	(a)(b)

See Notes to Schedule of Investments.

8	Western Asset Short Duration Municipal Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - continued
Ohio State Water Development Authority Revenue, Waste Management Inc. Project	1.550%	7/1/21	$1,800,000	$1,816,632
Warren County, OH, Health Care Facilities Revenue, Otterbein Homes Obligation, Series A, Refunding	5.000%	7/1/20	2,550,000	2,555,381

Total Ohio				11,905,629

Oklahoma - 1.1%
Oklahoma State Development Finance Authority Revenue, Gilcrease Expressway West Project, Series A	1.625%	7/6/23	9,500,000	9,104,325	(c)

Pennsylvania - 9.0%
Commonwealth of Pennsylvania:
GO	5.000%	9/15/28	1,500,000	1,862,340
GO, AGM, Refunding	5.000%	9/15/25	2,735,000	3,378,081
GO, Refunding	5.000%	8/15/25	4,330,000	5,285,068
GO, Series D	3.250%	8/15/26	5,175,000	5,773,437
General Authority of Southcentral Pennsylvania, Series B	0.740%	6/1/24	1,500,000	1,475,190	(a)(b)
Lehigh County, PA, IDA Revenue:
PPL Electric Utilities Corp., Refunding	1.800%	8/15/22	3,550,000	3,555,609	(a)(b)
PPL Electric Utilities Corp., Refunding	1.800%	9/1/22	8,825,000	8,847,768	(a)(b)
Montgomery County, PA, IDA Revenue, Peco Energy Co. Project, Series A, Refunding	2.550%	6/1/20	3,000,000	3,000,000	(a)(b)
Pennsylvania State Economic Development Financing Authority:
Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	1,200,000	1,210,308	(a)(b)(c)
Solid Waste Disposal Revenue, Waste Management Inc. Project, Series A	1.750%	8/1/24	3,250,000	3,226,665	(a)(b)(c)
Waste Management Inc. Project, Series A	1.700%	8/3/20	2,750,000	2,751,017	(a)(b)(c)
Waste Management Inc. Project, Series A	2.625%	11/1/21	500,000	508,190	(c)
Pennsylvania State Turnpike Commission Revenue:
Series A-1, Refunding, (SIFMA Municipal Swap Index Yield + 0.600%)	0.740%	12/1/23	3,500,000	3,429,755	(b)
Series B, Refunding, (SIFMA Municipal Swap Index Yield + 0.700%)	0.840%	12/1/23	15,000,000	14,732,700	(b)
Series B-1, Refunding, (SIFMA Municipal Swap Index Yield + 0.880%)	1.020%	12/1/20	6,775,000	6,769,648	(b)

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2020 Quarterly Report	9

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Series B-1, Refunding, (SIFMA Municipal Swap Index Yield + 0.980%)	1.120%	12/1/21	$5,300,000	$5,285,796	(b)
Philadelphia, PA, Gas Works Co., 1998 General Ordinance, Refunding	5.000%	10/1/21	1,000,000	1,050,680

Total Pennsylvania				72,142,252

South Carolina - 5.5%
Patriots Energy Group Financing Agency Gas Supply Revenue, Series A, LIQ - Royal Bank of Canada	4.000%	2/1/24	23,010,000	25,064,103	(a)(b)
South Carolina State Transportation Infrastructure Bank, Series B, Reoffering Revenue, Refunding	0.698%	10/1/22	19,850,000	19,426,202	(a)(b)

Total South Carolina				44,490,305

Tennessee - 1.8%
Tennessee State Energy Acquisition Corp., Gas Revenue, Project, Series A	4.000%	5/1/23	4,840,000	5,166,313	(a)(b)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	8,380,000	9,312,610	(a)(b)

Total Tennessee				14,478,923

Texas - 6.2%
Dallas, TX, Waterworks & Sewer System Revenue, Series A, Refunding	5.000%	10/1/25	2,030,000	2,504,614
Dallas-Fort Worth, TX, International Airport Revenue, Series D	5.250%	11/1/23	2,250,000	2,377,238
DeSoto, TX, ISD, GO, Refunding, PSF - GTD	0.000%	8/15/26	2,750,000	2,566,657	(g)
Grapevine-Colleyville, TX, ISD, GO, PSF - GTD	5.000%	8/15/28	2,000,000	2,442,280
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Hospital, Memorial Hermann Health System, Refunding, (SIFMA Municipal Swap Index Yield + 0.750%)	0.890%	6/1/20	1,065,000	1,065,000	(b)
Hospital, Memorial Hermann Health System, Refunding, (SIFMA Municipal Swap Index Yield + 0.830%)	0.970%	6/1/21	3,710,000	3,701,801	(b)
Houston, TX, Airport System Revenue, Terminal Improvement Projects, Series B-2, Refunding	5.000%	7/15/20	1,600,000	1,595,920	(c)
Houston, TX, Combined Utility System Revenue, First Lien, Series C, Refunding	0.479%	8/1/21	8,420,000	8,304,225	(a)(b)
Katy, TX, ISD, GO, Series C, Refunding, PSF - GTD	0.403%	8/16/21	1,640,000	1,625,781	(a)(b)

See Notes to Schedule of Investments.

10	Western Asset Short Duration Municipal Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Matagorda County, TX, Navigation District No. 1, PCR, Central Power & Light, Refunding	1.750%	9/1/20	$2,000,000	$2,005,360	(a)(b)(c)
Northside, TX, ISD, GO, Refunding, PSF - GTD	1.600%	8/1/24	2,330,000	2,408,731	(a)(b)
Pasadena, TX, ISD, GO, Series B, PSF - GTD	1.500%	8/15/24	1,500,000	1,549,770	(a)(b)
Red River Education Finance Corp., TX, Higher Education Revenue, St. Edwards University Project, Refunding	5.000%	6/1/20	940,000	940,000
San Antonio, TX, Electric and Gas Revenue:
Junior Lien	2.750%	12/1/22	2,500,000	2,627,675	(a)(b)
Junior Lien	1.750%	12/1/25	4,100,000	4,192,004	(a)(b)
San Antonio, TX, Water System Revenue, Junior Lien	2.625%	5/1/24	6,215,000	6,625,874	(a)(b)
Texas State Transportation Commission, Highway Improvement, GO	5.000%	4/1/28	2,550,000	2,986,330

Total Texas				49,519,260

Virginia - 3.6%
Henry County, VA, Industrial Development Authority, Grant Revenue Anticipation Notes, Series B	2.000%	11/1/23	3,500,000	3,575,110
Louisa, VA, IDA, PCR:
Series 2008 B, Refunding	2.150%	9/1/20	3,355,000	3,357,550	(a)(b)
Series A, Refunding	1.900%	6/1/23	1,000,000	1,030,670	(a)(b)
Wise County, VA, IDA, Solid Waste & Sewage Disposal Revenue:
Virginia Electric & Power Co., Series 2009 A	2.150%	9/1/20	13,755,000	13,765,454	(a)(b)
Virginia Electric & Power Co., Series A	1.200%	5/31/24	5,025,000	5,025,000	(a)(b)
York County, VA, PCR, Virginia Electric & Power, EDA, Series A, Refunding	1.900%	6/1/23	2,000,000	2,067,260	(a)(b)

Total Virginia				28,821,044

Washington - 2.3%
Port of Seattle, WA, Special Facility Revenue:
Intermediate Lien, Series D	5.000%	5/1/24	3,500,000	4,008,165	(c)
Refunding	5.000%	6/1/20	1,170,000	1,170,000	(c)
Refunding	5.000%	6/1/23	1,085,000	1,211,988	(c)
Seattle, WA, Municipal Light & Power Revenue:
Series C-2, (SIFMA Municipal Swap Index Yield + 0.490%)	0.630%	11/1/23	3,160,000	3,124,640	(a)(b)

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2020 Quarterly Report	11

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - continued
SIFMA Index, Series C-1, Refunding, (SIFMA Municipal Swap Index Yield + 0.490%)	0.630%	11/1/23	$4,000,000	$3,955,240	(a)(b)
Washington State Health Care Facilities Authority Revenue, Fred Hutchinson Cancer Research Centre, Refunding, (0.670 x 1 mo. USD LIBOR + 1.100%)	1.214%	7/1/22	5,000,000	5,001,250	(a)(b)

Total Washington				18,471,283

West Virginia - 0.3%
Harrison County, WV, Solid Waste Disposal Revenue, Monongahela Power, Series A, Refunding	3.000%	10/15/21	2,750,000	2,815,532	(a)(b)(c)

Wisconsin - 1.2%
Public Finance Authority, WI, Solid Waste Disposal Revenue, Waste Management Inc. Project, Refunding	2.000%	6/1/21	9,845,000	9,876,012	(a)(b)(c)

TOTAL MUNICIPAL BONDS (Cost - $786,082,951)				790,446,485

COLLATERALIZED MORTGAGE OBLIGATIONS(h) - 0.9%
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, M012 A1A1	1.600%	8/15/51	4,114,142	4,205,352
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, M012 A1A2	1.600%	8/15/51	2,468,485	2,523,212

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $6,582,627)				6,728,564

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $792,665,578)				797,175,049

SHORT-TERM INVESTMENTS - 0.4%
MUNICIPAL BONDS - 0.4%
Idaho - 0.1%
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System, Series C, Refunding, LOC - U.S. Bank N.A.	0.060%	3/1/48	900,000	900,000	(i)(j)

New York - 0.3%
New York City, NY, GO:
Subseries E-5 LOC - TD Bank N.A.	0.060%	3/1/48	200,000	200,000	(i)(j)
Subseries G-6, LOC - Mizuho Bank Ltd.	0.080%	4/1/42	500,000	500,000	(i)(j)
Subseries J-6, LOC - Landesbank Hessen-Thueringen	0.080%	8/1/24	200,000	200,000	(i)(j)

See Notes to Schedule of Investments.

12	Western Asset Short Duration Municipal Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, SPA - Bank of America N.A.	0.060%	6/15/33	$100,000	$100,000	(i)(j)
Second General Resolution Fiscal 2014, Series AA6, SPA - Mizuho Bank Ltd.	0.070%	6/15/48	740,000	740,000	(i)(j)
Second General Resolution, Series AA-2, SPA - PNC Bank N.A.	0.130%	6/15/48	100,000	100,000	(i)(j)
Triborough Bridge & Tunnel Authority, NY, Revenue, General-MTA Bridges & Tunnels, Series C, Refunding, LOC - State Street Bank & Trust Co.	0.070%	1/1/32	435,000	435,000	(i)(j)

Total New York				2,275,000

Oregon - 0.0%
Oregon State Facilities Authority Revenue, Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	0.060%	8/1/34	100,000	100,000	(i)(j)

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,275,000)				3,275,000

TOTAL INVESTMENTS - 99.6% (Cost - $795,940,578)				800,450,049
Other Assets in Excess of Liabilities - 0.4%				3,477,790

TOTAL NET ASSETS - 100.0%				$803,927,839

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2020 Quarterly Report	13

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

14	Western Asset Short Duration Municipal Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
BAN	— Bond Anticipation Notes
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HFA	— Housing Finance Agency
IDA	— Industrial Development Authority
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2020 Quarterly Report	15

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund value these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk

16

Notes to Schedule of Investments (unaudited) (continued)

premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

17

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$790,446,485	—	$790,446,485
Collateralized Mortgage Obligations	—	6,728,564	—	6,728,564

Total Long-Term Investments	—	797,175,049	—	797,175,049

Short-Term Investments†	—	3,275,000	—	3,275,000

Total Investments	—	$800,450,049	—	$800,450,049

†	See Schedule of Investments for additional detailed categorizations.

18